Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (FaceBank Group, Inc. Pre-Merger) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Other income (expense)
Change in fair value of Panda interests			$ (198)
Net loss	$ (56,343)	$ (2,867)	(38,127)	$ (129,312)
FaceBank Group, Inc Pre-Merger [Member]
Revenues
Revenues, net	7,295		4,271
Total revenues	7,295		4,271
Operating expenses
General and administrative	20,203	1,037	13,793	6,746
Amortization of intangible assets	5,217	5,153	20,682	8,209
Impairment of intangible assets			8,598
Depreciation	3	5	83	8
Total operating expenses	25,423	6,195	43,156	14,963
Operating loss	(18,128)	(6,195)	(38,885)	(14,963)
Other income (expense)
Interest expense and financing costs	(2,581)	(446)	(2,062)	(2,651)
Loss on deconsolidation of Nexway	(11,919)			1,852
Loss on investments			(8,281)
Foreign currency loss			(18)
Loss on issuance of notes, bonds and warrants	(24,053)
Other expense	(436)		726	(94)
Change in fair value of warrant liability	(366)
Change in fair value of subsidiary warrant liability	(15)	2,477	4,504	(91)
Change in fair value of shares settled liability	(180)
Change in fair value of derivative liability	297	128	815	741
Change in fair value of Panda interests			(198)
Total other (expense) income	(39,253)	2,159	(4,514)	(243)
Loss before income taxes	(57,381)	(4,036)	(43,399)	(15,206)
Income tax benefit	(1,038)	(1,169)	(5,272)	(2,114)
Net loss	(56,343)	(2,867)	(38,127)	(13,092)
Less: net loss attributable to non-controlling interest	873	599	3,767	2,482
Net loss attributable to controlling interest	(55,470)	(3,466)	(34,360)	(10,610)
Less: Deemed dividend on Series D Preferred stock			(9)
Less: Deemed dividend - beneficial conversion feature on preferred stock	(171)		(589)
Net loss attributable to common stockholders	$ (55,641)	$ (3,466)	(34,958)	(10,610)
Other comprehensive income (loss)
Foreign currency translation adjustment			(770)
Comprehensive loss			$ (35,728)	$ (10,610)
Net loss per share attributable to common stockholders
Basic	$ (1.83)	$ (0.27)
Diluted	(1.83)	$ (0.27)
Basic and diluted	$ (1.83)		$ (1.57)	$ (2.37)
Weighted average shares outstanding:
Basic	30,338,073	12,883,381
Diluted	30,338,073	12,883,381
Basic and diluted	30,338,073		22,286,060	4,481,600